Stock Plans (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Jul. 31, 2002	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2005 2002 Plan [Member]	Dec. 31, 2013 2002 Plan [Member]	Aug. 31, 2001 2001 Non-Qualified Plan [Member]	Dec. 31, 2013 2001 Non-Qualified Plan [Member]
Stock Plans (Additional Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					6,700,000	6,000,000
Increase the number of Shares issuable pursuant to grants maximum								3,000,000
Total shares of our common stock were authorized for issuance to employees	7,400,000							2,000,000		1,750,000
Period of expiration of option plans	10 years									10 years
Percentage of exercise price of any options granted										100.00%
Options to purchase common stock outstanding									4,280,153		1,199,500
Weighted-average fair value of options and awards granted						$ 1.09	$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Option generally vest remainder ratably	3 years
Exercise price of the fair market value	100.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		$ 141,000		$ 141,000	$ 2,000
Weighted-average period for recognizing non-vested stock option				7 months 6 days	2 months 26 days
Option To Purchase Of Common Stock		0	0